Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of income tax expense
	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Current income tax expense	18,752	8,589	410
Deferred income tax benefit	(9,144)	(2,786)	(20,649)
Total	9,608	5,803	(20,239)

Schedule of actual income tax expenses reported in consolidated statements of comprehensive income(loss)
	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Loss before income taxes	(215,461)	(406,980)	(406,536)
Computed expected tax benefit	(53,809)	(86,039)	(100,916)
Increase/(decrease) in income taxes resulting from:
Non-taxable income	(816)	-	-
Non-taxable income due to disposal of subsidiaries	(2,440)	-	-
Non-deductible expenses	25,099	6,463	26,017
Additional deduction for research and development expenses	(2,353)	(6,554)	(2,062)
Preferential tax rate	11,370	4,727	(2,880)
Tax loss expired	6,271	12,128	9,296
EIT true-up difference	478	-	-
Tax rate differential on deferred tax items	31	-	-
Change in valuation allowance	25,457	75,078	50,306
Others	320	-	-
Total	9,608	5,803	(20,239)

Schedule of deferred income tax assets and liabilities
	As of December 31,
	2020	2021
	RMB’000	RMB’000
Deferred tax assets
Tax losses carried forward	152,728	215,639
Provision of other receivables	4,715	6,079
Deductible advertisement expenses	7,083	5,519
Accrued payroll and other expenses	1,990	260
Total gross deferred tax assets	166,516	227,497
Valuation allowance on deferred tax assets	(146,471)	(184,566)
Deferred tax assets, net of valuation allowance	20,045	42,931

Deferred tax liabilities
Capitalized contract costs	(13,606)	(10,622)
Equity investment gain	(388)	(542)
Operating lease	(263)	(6,234)
Surplus on revaluation	(6,452)	(3,975)
Total gross deferred tax liabilities	(20,709)	(21,373)
Net deferred tax assets/(liabilities)	(664)	21,558

Schedule of consolidated balance sheets
	As of December 31,
	2020	2021
	RMB’000	RMB’000
Deferred tax assets	6,997	25,991
Deferred tax liabilities	(7,661)	(4,433)
Net deferred tax assets/(liabilities)	(664)	21,558

Schedule of valuation allowance
	As of December 31,
	2020	2021
	RMB’000	RMB’000
Balance at the beginning of the year	71,393	146,471
Addition during the year	75,078	38,095
Balance at the end of the year	146,471	184,566

Schedule of non-current income tax payable
	As of December 31,
	2020	2021
	RMB’000	RMB’000
Beginning balance	26,085	33,718
Addition	7,633	419
Ending balance	33,718	34,137